Income Taxes (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)
Beginning balance | ¥		¥ 8,700		¥ 8,700		¥ 6,700
Provisions for uncertain tax positions in fiscal year | ¥		600				2,000
Ending balance | ¥		¥ 9,300		¥ 8,700		¥ 8,700
US$ [Member]
Beginning balance | $	$ 1,315		$ 1,315		$ 1,013
Provisions for uncertain tax positions in fiscal year | $	87				302
Ending balance | $	$ 1,355		$ 1,315		$ 1,315